ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

	December 31,
	2021	2020
Accounts payable	$510	$227
Accrued expenses – lab refurbishments	131	132
Accrued expenses – technical fees	66	45
Accrued expenses – variable rent & utilities	20	67
Accrued expenses – audit & accounting fees	191	250
Accrued expenses – other	112	6
Credit card liabilities	10	6
Payroll and social security liabilities	383	128
Total accounts payable and accrued expenses	$1,423	$861